RATE SHEET PROSPECTUS SUPPLEMENT DATED JANUARY 24, 2025
TO THE PROSPECTUS DATED MAY 1, 2024
New York Life Premier Advisory Variable Annuity
Investing In NYLIAC Variable Annuity Separate Account–III
This Rate Sheet Prospectus Supplement is to be used in connection with the prospectus (the “Prospectus”) for the variable annuity policies listed above that are issued by New York Life Insurance and Annuity Corporation (“NYLIAC”). You should read this information carefully and retain this supplement for future reference together with the Prospectus for your policy. This supplement is not valid unless it is read in conjunction with the Prospectus for your policy. All capitalized terms used but not defined in this supplement have the same meaning as those included in the Prospectus.
This Rate Sheet Prospectus Supplement updates the Ongoing Fees and Expenses (annual charges) for the policy provided in the “IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE POLICY” section of the Prospectus taking into account the current fees for the Investment Preservation Rider – Advisory (“IPR”) disclosed in this Rate Sheet Prospectus Supplement. This Rate Sheet Prospectus Supplement also provides the:
(1)
Current charges for:
(a)
the Investment Preservation Rider - Advisory (“IPR”) for policies with an application signed on or after February 10, 2025 and resets under such policies with a Rider Reset Effective Date on or after February 10,2025; and
(b)
the IPR for policies with an application signed prior to February 10, 2025 with a Rider Reset Effective Date on or after May 1, 2022.
(2)
Percentages applicable for determining the Guaranteed Amounts under the IPR for policies with an application signed on or after February 10, 2025 (the “IPR Guarantee Percentage”).
(3)
Holding Periods currently available with the IPR for policies with an application signed on or after November 13, 2023.
It is important that you have the most current Rate Sheet Prospectus Supplement as of the date you apply for a policy. In the event we publish a new Rate Sheet Prospectus Supplement after the date your application is signed but before we issue your policy, the charges and applicable IPR Guarantee Percentages will be those in the Rate Sheet Prospectus Supplement in effect on the date of your signed application.
It is also important that you have the most current Rate Sheet Prospectus Supplement if you elect to reset your IPR Guaranteed Amount. In the event we issue a new Rate Sheet Prospectus Supplement after the date you send in your written request to reset your IPR but before the Rider Reset Effective Date, we will apply the charge in effect on the Rider Reset Effective Date. Please be advised that the charges you pay for the IPR after you elect to reset may be different than the charges you paid prior to the Rider Reset Effective Date and could be more or less than the current charge reflected in this Rate Sheet Supplement; provided, however, that such charges will never exceed the guaranteed maximum charge set forth in the “TABLE OF FEES AND EXPENSES” section of the prospectus. If you are not satisfied with the new charges you pay for the IPR after you elect to reset, you may cancel the reset at any time prior to or within thirty (30) days after the Rider Reset Effective Date with no penalty.
This Rate Sheet Prospectus Supplement has no specified end date and can be superseded at any time. If we supersede this Rate Sheet Prospectus Supplement with a new Rate Sheet Prospectus Supplement, the new Rate Sheet Prospectus Supplement will be filed a minimum of 10 business days prior to the effective date of the new rates. You can obtain the most current Rate Sheet Prospectus Supplement online at https://dfinview.com/NewYorkLife/TAHD/premieradvisory. You can also obtain this information at no cost by calling our Variable Products Service Center at 1-800-598-2019. This Rate Sheet Prospectus Supplement and the Prospectuses can also be found on the U.S. Securities and Exchange Commission’s website (www.sec.gov) by searching File No.
333-257891.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE POLICY
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your
Policy Data Page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any Advisory Fees paid to the Investment
Adviser. If such fees were reflected, the fees and expenses disclosed below would be higher.
CHARGES AND DEDUCTIONS – Annual Policy Expenses; Annual Portfolio Expenses, Optional Benefit Expenses

ANNUAL FEE	Minimum	Maximum
Base contract[1]	0.30%	0.40%	CHARGES AND DEDUCTIONS – Annual Policy Expenses
Investment options (Portfolio fees and expenses)[2]	0.37%	1.42%	CHARGES AND DEDUCTIONS – Annual Portfolio Expenses
Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	0.25%	1.00%[4]	CHARGES AND DEDUCTIONS – Optional Benefit Expenses

1 As an annualized percentage of daily Accumulation Value.
2 As a percentage of average net Portfolio assets. Fees and expenses are for the year ended December 31, 2023 and will change from year to year.
[3]The minimum fee reflects the current charge for the Annual Death
Benefit Rider, calculated as an annualized percentage of the amount guaranteed under the rider. The maximum fee reflects the current charge for the IPR (7 Year Holding Period), calculated as a percentage of the amount guaranteed under the IPR.
4 If you elect the IPR and cancel it, take a withdrawal in excess of the
IPR Free Withdrawal Amount or surrender the policy within the first three Policy Years, the IPR Termination and Withdrawal Charge could substantially increase costs.

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the policy.

LOWEST ANNUAL COST: $743.86	HIGHEST ANNUAL COST $2,464.39

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract Charges and
Portfolio fees and expenses
•No sales charges or Advisory
Fees
•No additional purchase
payments, transfers or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Base Contract Charges, and
Portfolio fees and expenses
•No sales charges or Advisory
Fees
•No additional purchase
payments, transfers or
withdrawals

ANNUAL CHARGES FOR IPR
The current charge for the IPR for policies with an application signed on or after February 10, 2025 is as follows:
Annual Charge for IPR (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	Current Charge
7 Year Holding Period	1.00%
10 Year Holding Period	0.70%
12 Year Holding Period	0.70%
13 Year Holding Period	0.60%
14 Year Holding Period	0.55%
15 Year Holding Period	0.50%
IPR GUARANTEE PERCENTAGES
The IPR Guarantee Percentages currently applicable for determining the Guaranteed Amount under the IPR for policies with an application signed on or after February 10, 2025 are:
Holding Period	Guarantee Percentage
7 Year Holding Period	100%
10 Year Holding Period	110%
12 Year Holding Period	120%
13 Year Holding Period	120%
14 Year Holding Period	130%
15 Year Holding Period	130%

ANNUAL CHARGES FOR IPR RESET ELECTIONS
The current charge for the IPR Reset elections (Policies applied for prior to February 10, 2025) with a Rider Reset Effective Date on or after May 1, 2022:
Annual Charge for IPR if you elect an IPR Reset (Policies applied for prior to
February 10, 2025)
(calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)
Current Charge
7 Year Holding Period	0.80%
10 Year Holding Period	0.70%
12 Year Holding Period	0.70%
13 Year Holding Period	0.60%
14 Year Holding Period	0.55%
15 Year Holding Period	0.50%
The current charge for the IPR Reset elections (Policies applied for on or after February 10, 2025) with a Rider Reset Effective Date on or after February 10, 2025:
Annual Charge for IPR if you elect an IPR Reset (Policies applied for on or after
February 10, 2025)
(calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)
Current Charge
7 Year Holding Period	1.00%
10 Year Holding Period	0.70%
12 Year Holding Period	0.70%
13 Year Holding Period	0.60%
14 Year Holding Period	0.55%
15 Year Holding Period	0.50%